Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement
Entity Registrant Name	ASTRAZENECA PLC
Entity Central Index Key	0000901832
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Ordinary shares
Statement
Entity Common Stock, Shares Outstanding	1,266,221,605
Preference shares
Statement
Entity Common Stock, Shares Outstanding	50,000